ING VARIABLE FUNDS

ING VP Growth and Income Portfolio

ING VP BALANCED PORTFOLIO, INC.

ING VP Balanced Portfolio

ING VP INTERMEDIATE BOND PORTFOLIO

ING VP Intermediate Bond Portfolio

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VP Strategic Allocation Conservative Portfolio

ING VP Strategic Allocation Growth Portfolio

ING VP Strategic Allocation Moderate Portfolio

Supplement dated February 20, 2008

To the Adviser Class Prospectus, Class I Prospectus and Class S

Prospectus each dated April 30, 2007

On November 15, 2007, the shareholders of ING VP Growth and Income Portfolio, ING VP Balanced Portfolio and ING VP Intermediate Bond Portfolio and on December 17, 2007 the shareholders of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio approved proposals to revise non-fundamental investment restrictions as follows:

ING VP Balanced Portfolio

1.     The last sentence of the fifth paragraph under the section entitled “Principal Investment Strategies” on page 4 of each Prospectus is hereby deleted and replaced with the following:

The Portfolio may also invest in convertible securities, foreign debt securities, derivatives, foreign currencies and options and futures contracts denominated in foreign currencies.

ING VP Growth and Income Portfolio

2.     The first sentence of the first paragraph under the section entitled “Investment Objective” on page 6 of each of the Prospectuses is hereby deleted and replaced with the following:

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks.

ING VP Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio

3.     The second sentence of the section entitled “Principal Investment Strategies—Fixed-Income Securities” on page 18 of the ADV Class Prospectus and on page 30 of the Class I and Class S Prospectuses is deleted and replaced with the following:

Each Portfolio may also invest in international fixed-income securities and may invest up to 20% of the value of its total assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment grade.

4.     The first sentence of the section entitled “Principal Investment Strategies—Money Market Instruments; Other Investments—Other Investments” on page 18 of the ADV Class Prospectus and on page 30 of the Class I and Class S Prospectuses is deleted and replaced with the following:

Other Investments—Each Portfolio may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, foreign currencies and options and futures contracts denominated in foreign currencies, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE FUNDS

ING VP Growth and Income Portfolio

ING VP BALANCED PORTFOLIO, INC.

ING VP Balanced Portfolio

ING VP INTERMEDIATE BOND PORTFOLIO

ING VP Intermediate Bond Portfolio

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VP Strategic Allocation Conservative Portfolio

ING VP Strategic Allocation Growth Portfolio

ING VP Strategic Allocation Moderate Portfolio

Supplement dated February 20, 2008

To the Adviser Class, Class I and Class S

Statement of Additional Information (“SAI”)

dated April 30, 2007

On November 15, 2007, the shareholders of ING VP Growth and Income Portfolio, ING VP Balanced Portfolio and ING VP Intermediate Bond Portfolio and on December 17, 2007 the shareholders of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio approved a proposal to revise non-fundamental investment restrictions as follows:

1.     Non-fundamental investment restriction number 6 under the section entitled “Fundamental Investment Restrictions” on page 9 of the SAI is hereby deleted in its entirety and replaced with the following:

6.	Except for ING VP Intermediate Bond Portfolio, VP Strategic Allocation Conservative Portfolio, VP Strategic Allocation Growth Portfolio and VP Strategic Allocation Moderate Portfolio, invest more than 15% (10% for VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap Portfolios) of the total of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor’s Corporation (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, considered by the adviser or the sub-advisers to be of comparable quality).

2.     The table under the section entitled “Investment, Investment Strategies and Risks” beginning on page 12 is hereby amended allow ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio to invest in unseasoned companies, reverse repurchase agreements and dollar rolls, and trust preferred securities.

3.     The table under the section entitled “Investment, Investment Strategies and Risks” beginning on page 12 is hereby amended allow ING VP Growth and Income Portfolio to invest in unseasoned companies.

4.     The following footnotes to the table under the section entitled “Investment, Investment Strategies and Risks” on page 16 of the SAI are deleted and replaced as follows:

5.)	Except for VP Balanced Portfolio, VP Intermediate Bond Portfolio, VP Strategic Allocation Conservative Portfolio, VP Strategic Allocation Growth Portfolio and VP Strategic Allocation Moderate Portfolio, a Portfolio may not invest more than 15% (10% for VP Index Plus LargeCap, VP Index MidCap and VP Index Plus SmallCap Portfolios) of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s or, if unrated, considered by ING IM or BlackRock, as applicable, to be of comparable quality).

8.)	Except for VP Balanced Portfolio, VP Intermediate Bond Portfolio, VP Strategic Allocation Conservative Portfolio, VP Strategic Allocation Growth Portfolio and VP Strategic Allocation Moderate Portfolio, for purposes other than hedging, a Portfolio will invest no more than 5.00% of its assets in such instruments. VP Growth and Income Portfolio is not subject to this limitation with respect to the purchase or sale of put and call options on securities. With respect to futures, the 5.00% limit is calculated with reference to the notational value of the futures contract.

9.)	Except for VP Balanced Portfolio, VP Intermediate Bond Portfolio, VP Strategic Allocation Conservative Portfolio, VP Strategic Allocation Growth Portfolio and VP Strategic Allocation Moderate Portfolio, a Portfolio may only invest in such instruments for the purposes of hedging.

4.     The following is added to footnote 3.) to the table under the section entitled “Investment, Investment Strategies and Risks” on page 16 of the SAI as follows:

ING Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING Strategic Allocation Moderate Portfolio can invest in Separate Trading of Registered Interest and Principal Securities (“STRIPS”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE